Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000027972 | 37562613AIA Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000027972 | 37562638Halma PLC
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000027972 | 37562609Danone SA
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000027972 | 37562646Taiwan Semiconductor Manufacturing Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000027972 | 37562612Cameco Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000027972 | 37562627Roche Holding AG
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000027972 | 37562644SAP SE
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000027972 | 37562639Infineon Technologies AG
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000027972 | 37562631Terumo Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000027972 | 37562619London Stock Exchange Group PLC
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000027972 | Other Assets and Liabilities Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000027972 | Other Assets and Liabilities Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000027972 | USD
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000027972 | Short-Term Investments Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000027972 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000027972 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000027972 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000027972 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000027972 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000027972 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000027972 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000027972 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000027972 | Short-Term Investments Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000027972 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000027972 | United States
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000027972 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000027972 | Germany
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000027972 | Canada
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000027972 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000027972 | Japan
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000027972 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000027972 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000027972 | China
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000027972 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000027972 | France
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000027972 | India
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000027975 | 37562613AIA Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000027975 | 37562638Halma PLC
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000027975 | 37562609Danone SA
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000027975 | 37562646Taiwan Semiconductor Manufacturing Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000027975 | 37562612Cameco Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000027975 | 37562627Roche Holding AG
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000027975 | 37562644SAP SE
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000027975 | 37562639Infineon Technologies AG
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000027975 | 37562631Terumo Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000027975 | 37562619London Stock Exchange Group PLC
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000027975 | Other Assets and Liabilities Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000027975 | Other Assets and Liabilities Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000027975 | USD
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000027975 | Short-Term Investments Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000027975 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000027975 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000027975 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000027975 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000027975 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000027975 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000027975 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000027975 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000027975 | Short-Term Investments Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000027975 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000027975 | United States
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000027975 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000027975 | Germany
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000027975 | Canada
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000027975 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000027975 | Japan
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000027975 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000027975 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000027975 | China
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000027975 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000027975 | France
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000027975 | India
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000027974 | 37562613AIA Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000027974 | 37562638Halma PLC
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000027974 | 37562609Danone SA
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000027974 | 37562646Taiwan Semiconductor Manufacturing Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000027974 | 37562612Cameco Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000027974 | 37562627Roche Holding AG
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000027974 | 37562644SAP SE
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000027974 | 37562639Infineon Technologies AG
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000027974 | 37562631Terumo Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000027974 | 37562619London Stock Exchange Group PLC
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000027974 | Other Assets and Liabilities Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000027974 | Other Assets and Liabilities Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000027974 | USD
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000027974 | Short-Term Investments Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000027974 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000027974 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000027974 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000027974 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000027974 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000027974 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000027974 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000027974 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000027974 | Short-Term Investments Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000027974 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000027974 | United States
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000027974 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000027974 | Germany
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000027974 | Canada
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000027974 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000027974 | Japan
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000027974 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000027974 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000027974 | China
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000027974 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000027974 | France
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000027974 | India
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000027978 | 37562613AIA Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000027978 | 37562638Halma PLC
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000027978 | 37562609Danone SA
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000027978 | 37562646Taiwan Semiconductor Manufacturing Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000027978 | 37562612Cameco Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000027978 | 37562627Roche Holding AG
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000027978 | 37562644SAP SE
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000027978 | 37562639Infineon Technologies AG
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000027978 | 37562631Terumo Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000027978 | 37562619London Stock Exchange Group PLC
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000027978 | Other Assets and Liabilities Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000027978 | Other Assets and Liabilities Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000027978 | USD
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000027978 | Short-Term Investments Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000027978 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000027978 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000027978 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000027978 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000027978 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000027978 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000027978 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000027978 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000027978 | Short-Term Investments Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000027978 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000027978 | United States
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000027978 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000027978 | Germany
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000027978 | Canada
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000027978 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000027978 | Japan
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000027978 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000027978 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000027978 | China
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000027978 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000027978 | France
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000027978 | India
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000230902 | 37562613AIA Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000230902 | 37562638Halma PLC
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000230902 | 37562609Danone SA
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000230902 | 37562646Taiwan Semiconductor Manufacturing Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000230902 | 37562612Cameco Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000230902 | 37562627Roche Holding AG
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000230902 | 37562644SAP SE
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000230902 | 37562639Infineon Technologies AG
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000230902 | 37562631Terumo Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000230902 | 37562619London Stock Exchange Group PLC
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000230902 | Other Assets and Liabilities Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000230902 | Other Assets and Liabilities Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000230902 | USD
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000230902 | Short-Term Investments Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000230902 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000230902 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000230902 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000230902 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000230902 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000230902 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000230902 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000230902 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000230902 | Short-Term Investments Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000230902 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000230902 | United States
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000230902 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000230902 | Germany
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000230902 | Canada
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000230902 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000230902 | Japan
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000230902 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000230902 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000230902 | China
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000230902 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000230902 | France
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000230902 | India
Holdings [Line Items]
Percent of Net Asset Value	3.50%